Stock Portfolio
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 1.2%
HEICO Corp.	34,099	$ 8,916,207
		$ 8,916,207
Biotechnology — 2.3%
AbbVie, Inc.	86,952	$ 17,171,281
		$ 17,171,281
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	189,247	$ 35,262,394
		$ 35,262,394
Capital Markets — 6.8%
Blue Owl Capital, Inc.	502,004	$ 9,718,797
Intercontinental Exchange, Inc.	64,787	10,407,384
S&P Global, Inc.	22,163	11,449,849
Stifel Financial Corp.	89,508	8,404,801
Tradeweb Markets, Inc., Class A	93,770	11,596,536
		$ 51,577,367
Chemicals — 1.0%
Linde PLC	15,376	$ 7,332,199
		$ 7,332,199
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	40,065	$ 8,317,494
		$ 8,317,494
Consumer Staples Distribution & Retail — 3.2%
BJ's Wholesale Club Holdings, Inc.(1)	104,854	$ 8,648,358
Walmart, Inc.	192,655	15,556,891
		$ 24,205,249
Containers & Packaging — 1.0%
AptarGroup, Inc.	48,591	$ 7,783,792
		$ 7,783,792
Electric Utilities — 1.4%
NextEra Energy, Inc.	126,066	$ 10,656,359
		$ 10,656,359
Security	Shares	Value
Electrical Equipment — 1.5%
AMETEK, Inc.	68,197	$ 11,710,107
		$ 11,710,107
Entertainment — 2.0%
Netflix, Inc.(1)	17,049	$ 12,092,344
Spotify Technology SA(1)	7,738	2,851,685
		$ 14,944,029
Financial Services — 3.3%
Shift4 Payments, Inc., Class A(1)	121,901	$ 10,800,429
Visa, Inc., Class A	52,000	14,297,400
		$ 25,097,829
Food Products — 1.3%
Hershey Co.	49,443	$ 9,482,179
		$ 9,482,179
Ground Transportation — 1.8%
Uber Technologies, Inc.(1)	177,932	$ 13,373,369
		$ 13,373,369
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.(1)	17,901	$ 8,794,224
		$ 8,794,224
Health Care Providers & Services — 3.1%
Elevance Health, Inc.	30,689	$ 15,958,280
Tenet Healthcare Corp.(1)	44,327	7,367,147
		$ 23,325,427
Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	38,387	$ 9,543,008
		$ 9,543,008
Insurance — 3.4%
Allstate Corp.	80,133	$ 15,197,223
W.R. Berkley Corp.	184,131	10,445,752
		$ 25,642,975
Interactive Media & Services — 6.8%
Alphabet, Inc., Class C	166,704	$ 27,871,242
Meta Platforms, Inc., Class A	40,565	23,221,028
		$ 51,092,270

Stock Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.5%
Gartner, Inc.(1)	23,017	$ 11,664,095
		$ 11,664,095
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	23,971	$ 14,827,742
		$ 14,827,742
Machinery — 1.0%
Parker-Hannifin Corp.	11,934	$ 7,540,140
		$ 7,540,140
Media — 0.9%
Comcast Corp., Class A	155,148	$ 6,480,532
		$ 6,480,532
Oil, Gas & Consumable Fuels — 2.0%
ConocoPhillips	141,509	$ 14,898,068
		$ 14,898,068
Pharmaceuticals — 3.1%
Eli Lilly & Co.	19,607	$ 17,370,626
Novo Nordisk AS ADR	52,000	6,191,640
		$ 23,562,266
Professional Services — 4.8%
Automatic Data Processing, Inc.	44,328	$ 12,266,888
Booz Allen Hamilton Holding Corp.	48,591	7,908,671
TransUnion	152,590	15,976,173
		$ 36,151,732
Real Estate Management & Development — 2.5%
CoStar Group, Inc.(1)	101,506	$ 7,657,613
FirstService Corp.	60,525	11,043,391
		$ 18,701,004
Semiconductors & Semiconductor Equipment — 12.7%
Analog Devices, Inc.	48,591	$ 11,184,190
Broadcom, Inc.	127,361	21,969,773
Lam Research Corp.	14,103	11,509,176
NVIDIA Corp.	418,391	50,809,403
		$ 95,472,542
Security	Shares	Value
Software — 9.8%
Fair Isaac Corp.(1)	5,214	$ 10,133,513
Microsoft Corp.	135,541	58,323,292
Palo Alto Networks, Inc.(1)	16,196	5,535,793
		$ 73,992,598
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	37,509	$ 9,882,871
TJX Cos., Inc.	80,983	9,518,742
		$ 19,401,613
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	240,394	$ 56,011,802
		$ 56,011,802
Total Common Stocks (identified cost $398,761,502)		$742,931,893

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	9,582,994	$ 9,582,994
Total Short-Term Investments (identified cost $9,582,994)		$ 9,582,994
Total Investments — 100.0% (identified cost $408,344,496)		$752,514,887
Other Assets, Less Liabilities — (0.0)%(3)		$ (252,311)
Net Assets — 100.0%		$752,262,576
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt

Stock Portfolio
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $9,582,994, which represents 1.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,428,547	$86,068,381	$(78,913,934)	$ —	$ —	$9,582,994	$206,016	9,582,994
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$742,931,893*	$ —	$ —	$742,931,893
Short-Term Investments	9,582,994	—	—	9,582,994
Total Investments	$752,514,887	$ —	$ —	$752,514,887
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.
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